COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Lease Payments under Non-Cancelable Operating Leases

At December 31, 2014, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2015	$67,307
2016	56,263
2017	41,174
2018	26,221
2019	12,849
Thereafter	13,525

Total minimum payments	$217,339